Accounts Payable, Accruals and Other Payables (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Accounts Payable Accruals And Other Payables Tables Abstract
Accounts payable	[1]	$ 25,989,961	$ 1,565,035
Accrued interest on term loans		3,387,446	910,691
Capital accruals	[2]	31,469,596	5,972,230
Accrued expenses		268,118	555,842
Accounts payable, accruals and other payables		$ 61,115,121	$ 9,003,798

[1]	Accounts payables primarily represent payables to Audex (Phase 2 contractor) amounting to USD 21.5 million.
[2]	Capital accruals represents contractor's capital accruals for Phase 2